Equity-Accounted Investees - Summary of Interest in Joint Venture (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Beging Balance	$ 519,255
Ending Balance	538,331	$ 519,255
Sun Stream Bancorp Inc. [Member]
Disclosure of joint ventures [line items]
Beging Balance	519,255	412,858
Capital contributions	25,089	119,137
Share of net (loss) earnings	6,758	(43,002)
Share of other comprehensive income (loss)	(12,771)	31,923
Distributions		(1,661)
Ending Balance	$ 538,331	$ 519,255